Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 8 — Inventories

Inventories consist of the following:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Finished goods – holographic accessories	3,167,879	1,590,495	249,462
Finished goods – semiconductors	949,928	5,251,250	823,635
Total inventories	4,117,807	6,841,745	1,073,097

Inventory impairment amounted to RMB 8,116,218 (USD 1,272,992) for the year ended December 31, 2021 which was mainly for obsolescent inventory for semiconductor accessories. There was no impairment loss for the years ended December 31, 2019 and 2020.